Long-Term Debt - Additional Information - Other (Detail)	9 Months Ended
	Sep. 30, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate	4.20%	4.00%
Long term debt principal repayments remainder of 2017	$ 100,000,000
Long term debt principal repayments in 2018	1,100,000,000
Long term debt principal repayments in 2019	200,000,000
Long term debt principal repayments in 2020	1,000,000,000
Long term debt principal repayments in 2021	600,000,000
Long term debt principal repayments thereafter	$ 400,000,000
Number of loan agreement | SecurityLoan	4
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000	$ 50,000,000.0
Amount of free liquidity and undrawn revolving credit line	$ 47,300,000
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio	116.40%
Vessel market value to loan minimum required ratio	105.00%
Revolving credit lines maturity period	6 months
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio	232.00%
Vessel market value to loan minimum required ratio	135.00%
Teekay Tankers
Debt Instrument [Line Items]
Amount of free liquidity and undrawn revolving credit line	$ 39,800,000
Teekay Tankers | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed	$ 139,200,000